REALIZED AND UNREALIZED FAIR VALUE (LOSS)/GAIN ON DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2019
REALIZED AND UNREALIZED FAIR VALUE (LOSS)/GAIN ON DERIVATIVE FINANCIAL INSTRUMENTS
REALIZED AND UNREALIZED FAIR VALUE (LOSS)/GAIN ON DERIVATIVE FINANCIAL INSTRUMENTS

7.           REALIZED AND UNREALIZED FAIR VALUE (LOSS)/GAIN ON DERIVATIVE FINANCIAL INSTRUMENTS

	For the years ended December 31,
	2019	2018	2017
	RMB’000	RMB’000	RMB’000
Realized and unrealized fair value (loss)/gain on derivative financial instruments	—	—	—